Lease Liabilities - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IFRS 16
Disclosure Of Lease Obligations [Line Items]
Renewals, remeasurements and dispositions	$ 12,038	$ 25,505